COLUMBIA FUNDS SERIES TRUST I

Columbia Emerging Markets Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class A and Class C Shares Prospectus dated August 1, 2009

Effective August 31, 2009, the Fund will compare its performance to the net dividends version (“ND version”) of its benchmark, the MSCI Emerging Markets Index, rather than to the gross dividends version (“GD version”) currently reflected in the Fund’s prospectus.

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI Emerging Markets Index” are replaced with “MSCI Emerging Markets Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sales of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C shares, but it does not show that class’ after-tax returns, which will vary from those shown for the Fund’s Class A shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (ND) and MSCI EAFE (Europe, Australasia and Far East) Index (ND). The MSCI Emerging Markets Index (ND) is a widely accepted index composed of a sample of companies from 22 countries representing the global emerging stock markets. The MSCI EAFE Index (ND) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	10 years
Class A shares returns before taxes	-57.96%(a)	3.70%(a)	7.66%(a)
Class A shares returns after taxes on distributions	-58.91%(a)	2.82%(a)	7.16%(a)
Class A shares returns after taxes on distributions and sale of Fund shares	-34.51%(a)	4.53%(a)	7.30%(a)
Class C shares returns before taxes	-56.13%(a)	4.73%(a)	8.20%(a)
MSCI Emerging Markets Index (ND) (reflects no deductions for fees, expenses or taxes*)	-53.33%	7.66%	9.02%
MSCI Emerging Markets Index (GD) (reflects no deductions for fees, expenses or taxes*)	-53.18%	8.02%	9.31%
MSCI EAFE Index (ND) (reflects no deductions for fees, expenses or taxes*)	-43.38%	1.66%	0.80%

(a) The Fund commenced operations on March 31, 2008. The returns shown for periods prior to March 31, 2008 include the returns of Class A shares or Class C shares, as applicable, of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 27, 2007, and include the returns of Shares Class shares of Emerging Markets Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 27, 2007 would be lower.

* In calculating the MSCI Emerging Markets Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI Emerging Markets Index (ND) and MSCI EAFE Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties. Effective August 31, 2009, the Fund changed its benchmark from the MSCI Emerging Markets Index (GD) to the MSCI Emerging Markets Index (ND). The Advisor believes that the MSCI Emerging Markets Index (ND) better reflects how dividends paid to the Fund on foreign securities generally are treated.

Shareholders should retain this Supplement for future reference.

INT-47/22803-0809

COLUMBIA FUNDS SERIES TRUST I

Columbia Emerging Markets Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class Z Shares Prospectus dated August 1, 2009

Effective August 31, 2009, the Fund will compare its performance to the net dividends version (“ND version”) of its benchmark, the MSCI Emerging Markets Index, rather than to the gross dividends version (“GD version”) currently reflected in the Fund’s prospectus.

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI Emerging Markets Index” are replaced with “MSCI Emerging Markets Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (ND) and MSCI EAFE (Europe, Australasia and Far East) Index (ND). The MSCI Emerging Markets Index (ND) is a widely accepted index composed of a sample of companies from 22 countries representing the global emerging stock markets. The MSCI EAFE Index (ND) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	10 years
Class Z shares returns before taxes	-55.37%(a)	4.93%(a)	8.31%(a)
Class Z shares returns after taxes on distributions	-56.38%(a)	4.05%(a)	7.81%(a)
Class Z shares returns after taxes on distributions and sale of Fund shares	-32.63%(a)	5.63%(a)	7.84%(a)
MSCI Emerging Markets Index (ND) (reflects no deductions for fees, expenses or taxes*)	-53.33%	7.66%	9.02%
MSCI Emerging Markets Index (GD) (reflects no deductions for fees, expenses or taxes*)	-53.18%	8.02%	9.31%
MSCI EAFE Index (ND) (reflects no deductions for fees, expenses or taxes*)	-43.38%	1.66%	0.80%

(a) The Fund commenced operations on March 31, 2008. The returns shown for periods prior to March 31, 2008 include the returns of Shares Class shares of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher.

* In calculating the MSCI Emerging Markets Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI Emerging Markets Index (ND) and MSCI EAFE Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties. Effective August 31, 2009, the Fund changed its benchmark from the MSCI Emerging Markets Index (GD) to the MSCI Emerging Markets Index (ND). The Advisor believes that the MSCI Emerging Markets Index (ND) better reflects how dividends paid to the Fund on foreign securities generally are treated.

Shareholders should retain this Supplement for future reference.

INT-47/22705-0809

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class A, Class B and Class C Shares Prospectus dated January 1, 2009

Effective August 31, 2009, the Fund will compare its performance to the net dividends version (“ND version”) of its benchmark, the MSCI China Index, rather than to the gross dividends version (“GD version”) currently reflected in the Fund’s prospectus.

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI China Index” are replaced with “MSCI China Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sales of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) China Index (ND) and the Hang Seng Index. The MSCI China Index (ND) is designed to broadly and fairly represent the full diversity of business activities in China. The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	10 years
Class A shares returns before taxes	49.92%	37.47%	17.70%
Class A shares returns after taxes on distributions	49.75%	37.25%	17.49%
Class A shares returns after taxes on distributions and sale of Fund shares	32.67%	33.89%	16.04%
Class B shares returns before taxes	52.92%	37.98%	17.58%
Class C shares returns before taxes	56.90%	38.06%	17.72%
MSCI China Index (ND) (reflects no deductions for fees, expenses or taxes*)	66.24%	47.40%	N/A(a)
MSCI China Index (GD) (reflects no deductions for fees, expenses or taxes*)	66.23%	47.40%	7.41%
Hang Seng Index (reflects no deductions for fees, expenses or taxes)	47.42%	29.80%	13.95%

(a) As of December 31, 2007, the MSCI China Index (ND) had not yet accumulated annual total returns for a period of 10 years.

* In calculating the MSCI China Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI China Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties. Effective August 31, 2009, the Fund changed its benchmark from the MSCI China Index (GD) to the MSCI China Index (ND). The Advisor believes that the MSCI China Index (ND) better reflects how dividends paid to the Fund on foreign securities generally are treated.

Shareholders should retain this Supplement for future reference.

INT-47/22813-0809

COLUMBIA FUNDS SERIES TRUST I

Columbia Greater China Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class Z Shares Prospectus dated January 1, 2009

Effective August 31, 2009, the Fund will compare its performance to the net dividends version (“ND version”) of its benchmark, the MSCI China Index, rather than to the gross dividends version (“GD version”) currently reflected in the Fund’s prospectus.

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI China Index” are replaced with “MSCI China Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sales of Fund shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) China Index (ND) and the Hang Seng Index. The MSCI China Index (ND) is designed to broadly and fairly represent the full diversity of business activities in China. The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	10 years
Class Z shares returns before taxes	59.48%	40.22%	19.02%
Class Z shares returns after taxes on distributions	59.26%	39.94%	18.75%
Class Z shares returns after taxes on distributions and sale of Fund shares	38.95%	36.45%	17.26%
MSCI China Index (ND) (reflects no deductions for fees, expenses or taxes*)	66.24%	47.40%	N/A(a)
MSCI China Index (GD) (reflects no deductions for fees, expenses or taxes*)	66.23%	47.40%	7.41%
Hang Seng Index (reflects no deductions for fees, expenses or taxes)	47.42%	29.80%	13.95%

(a) As of December 31, 2007, the MSCI China Index (ND) had not yet accumulated annual total returns for a period of 10 years.

* In calculating the MSCI China Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI China Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties. Effective August 31, 2009, the Fund changed its benchmark from the MSCI China Index (GD) to the MSCI China Index (ND). The Advisor believes that the MSCI China Index (ND) better reflects how dividends paid to the Fund on foreign securities generally are treated.

Shareholders should retain this Supplement for future reference.

INT-47/22814-0809

COLUMBIA FUNDS SERIES TRUST I

Columbia International Stock Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class A, Class B and Class C Shares Prospectus dated January 1, 2009,

as revised January 7, 2009

Effective August 31, 2009, the Fund will compare its performance to the net dividends version (“ND version”) of its benchmark, the MSCI All Country World ex U.S. Index, rather than to the gross dividends version (“GD version”) currently reflected in the Fund’s prospectus.

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI All Country World ex U.S. Index” are replaced with “MSCI All Country World ex U.S. Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sales of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) All Country (AC) World ex U.S. Index (ND) and the MSCI Europe, Australasia, Far East (EAFE) Index (ND). The MSCI AC World ex U.S. Index (ND) tracks global stock market performance that includes developed and emerging markets but excludes the U.S. The MSCI EAFE Index (ND) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	10 years
Class A shares returns before taxes	0.67%	16.31%	7.21%(a)
Class A shares returns after taxes on distributions	-1.86%	15.45%	6.25%(a)
Class A shares returns after taxes on distributions and sale of Fund shares	2.97%	14.44%	6.10%(a)
Class B shares returns before taxes	1.52%	16.60%	7.41%(a)
Class C shares returns before taxes	5.13%	16.90%	7.45%(a)
MSCI AC World ex U.S. Index (ND) (reflects no deductions for fees, expenses or taxes*)	16.65%	24.02%	N/A(b)
MSCI AC World ex U.S. Index (GD) (reflects no deductions for fees, expenses or taxes*)	17.12%	24.52%	10.09%
MSCI EAFE Index (ND) (reflects no deductions for fees, expenses or taxes*)	11.17%	21.59%	8.66%

(a) Class A and Class B are newer classes of shares. Their performance information includes returns of the Fund’s Class Z shares (the oldest existing Fund class) for periods prior to their inception. The returns for Class C shares include returns of Class B shares prior to October 13, 2003, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares also include the performance of Class Z prior to November 1, 2002, the date on which Class B shares were initially offered by the Fund. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses, such as distribution and service (Rule 12b-1) fees between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown would have been lower, since the newer classes of shares are subject to a distribution and service (Rule 12b-1) fee. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1992.

(b) As of December 31, 2007, the MSCI AC World ex U.S. Index (ND) had not yet accumulated annual total returns for a period of 10 years.

* In calculating the MSCI AC World ex U.S. Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI AC World ex U.S. Index (ND) and MSCI EAFE Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties. Effective August 31, 2009, the Fund changed its benchmark from the MSCI AC World ex U.S. Index (GD) to the MSCI AC World ex U.S. Index (ND). The Advisor believes that the MSCI AC World ex U.S. Index (ND) better reflects how dividends paid to the Fund on foreign securities generally are treated.

Shareholders should retain this Supplement for future reference.

INT-47/22815-0809

COLUMBIA FUNDS SERIES TRUST I

Columbia International Stock Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class Y Shares Prospectus dated July 15, 2009

Effective August 31, 2009, the Fund will compare its performance to the net dividends version (“ND version”) of its benchmark, the MSCI All Country World ex U.S. Index, rather than to the gross dividends version (“GD version”) currently reflected in the Fund’s prospectus.

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI All Country World ex U.S. Index” are replaced with “MSCI All Country World ex U.S. Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2008

Class Y shares have no operating history. The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sales of Fund shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) All Country (AC) World ex U.S. Index (ND) and the MSCI Europe, Australasia, Far East (EAFE) Index (ND). The MSCI AC World ex U.S. Index (ND) tracks global stock market performance that includes developed and emerging markets but excludes the U.S. The MSCI EAFE Index (ND) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year(a)	5 years(a)	10 years(a)
Class Y shares returns before taxes	-45.17%	-1.02%	0.55%
Class Y shares returns after taxes on distributions	-45.54%	-1.96%	-0.42%
Class Y shares returns after taxes on distributions and sale of Fund shares	-28.87%	-0.34%	0.65%
MSCI AC World ex U.S. Index (ND) (reflects no deductions for fees, expenses or taxes*)	-45.53%	2.56%	1.90%
MSCI AC World ex U.S. Index (GD) (reflects no deductions for fees, expenses or taxes*)	-45.24%	3.00%	2.27%
MSCI EAFE Index (ND) (reflects no deductions for fees, expenses or taxes*)	-43.38%	1.66%	0.80%

(a) Class Y shares have no operating history. The returns shown for all periods are the returns of Class Z shares of the Fund. Class Z shares, which are not offered in this prospectus, would have annual returns substantially similar to those of Class Y shares because they are invested in the same portfolio of securities. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. If differences in expenses had been reflected, the returns shown would be higher.

* In calculating the MSCI AC World ex U.S. Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI AC World ex U.S. Index (ND) and MSCI EAFE Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties. Effective August 31, 2009, the Fund changed its benchmark from the MSCI AC World ex U.S. Index (GD) to the MSCI AC World ex U.S. Index (ND). The Advisor believes that the MSCI AC World ex U.S. Index (ND) better reflects how dividends paid to the Fund on foreign securities generally are treated.

Shareholders should retain this Supplement for future reference.

INT-47/23011-0809

COLUMBIA FUNDS SERIES TRUST I

Columbia International Stock Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class Z Shares Prospectus dated January 1, 2009

Effective August 31, 2009, the Fund will compare its performance to the net dividends version (“ND version”) of its benchmark, the MSCI All Country World ex U.S. Index, rather than to the gross dividends version (“GD version”) currently reflected in the Fund’s prospectus.

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI All Country World ex U.S. Index” are replaced with “MSCI All Country World ex U.S. Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sales of Fund shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) All Country (AC) World ex U.S. Index (ND) and the MSCI Europe, Australasia, Far East (EAFE) Index (ND). The MSCI AC World ex U.S. Index (ND) tracks global stock market performance that includes developed and emerging markets but excludes the U.S. The MSCI EAFE Index (ND) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	10 years
Class Z shares returns before taxes	7.09%	18.18%	8.07%
Class Z shares returns after taxes on distributions	4.35%	17.29%	7.10%
Class Z shares returns after taxes on distributions and sale of Fund shares	7.31%	16.16%	6.89%
MSCI AC World ex U.S. Index (ND) (reflects no deductions for fees, expenses or taxes*)	16.65%	24.02%	N/A(a)
MSCI AC World ex U.S. Index (GD) (reflects no deductions for fees, expenses or taxes*)	17.12%	24.52%	10.09%
MSCI EAFE Index (ND) (reflects no deductions for fees, expenses or taxes*)	11.17%	21.59%	8.66%

(a) As of December 31, 2007, the MSCI AC World ex U.S. Index (ND) had not yet accumulated annual total returns for a period of 10 years.

* In calculating the MSCI AC World ex U.S. Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI AC World ex U.S. Index (ND) and MSCI EAFE Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties. Effective August 31, 2009, the Fund changed its benchmark from the MSCI AC World ex U.S. Index (GD) to the MSCI AC World ex U.S. Index (ND). The Advisor believes that the MSCI AC World ex U.S. Index (ND) better reflects how dividends paid to the Fund on foreign securities generally are treated.

Shareholders should retain this Supplement for future reference.

INT-47/22817-0809

COLUMBIA FUNDS SERIES TRUST I

Columbia Pacific/Asia Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class A and Class C Shares Prospectus dated August 1, 2009

Effective August 31, 2009, the Fund will compare its performance to the net dividends version (“ND version”) of its benchmark, the MSCI All Country Asia Pacific Index, rather than to the gross dividends version (“GD version”) currently reflected in the Fund’s prospectus.

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI All Country Asia Pacific Index” are replaced with “MSCI All Country Asia Pacific Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sales of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C shares, but it does not show that class’ after-tax returns, which will vary from those shown for the Fund’s Class A shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index (ND) and the MSCI EAFE (Europe, Australasia & Far East) Index (ND). The MSCI AC Asia Pacific Index (ND) is a widely accepted index which tracks the performance of stocks traded on stock exchanges in Pacific Basin countries, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand that is free float-adjusted and designed to capture equity market performance in the Asia Pacific region. The MSCI EAFE Index (ND) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	10 years
Class A shares returns before taxes	-43.85%(a)	-0.53%(a)	2.75%(a)
Class A shares returns after taxes on distributions	-45.06%(a)	-1.84%(a)	1.85%(a)
Class A shares returns after taxes on distributions and sale of Fund shares	-25.63%(a)	0.16%(a)	2.55%(a)
Class C shares returns before taxes	-41.22%(a)	0.54%(a)	3.30%(a)
MSCI AC Asia Pacific Index (ND) (reflects no deductions for fees, expenses or taxes*)	-41.85%	2.46%	2.60%
MSCI AC Asia Pacific Index (GD) (reflects no deductions for fees, expenses or taxes*)	-41.62%	2.79%	2.90%
MSCI EAFE Index (ND) (reflects no deductions for fees, expenses or taxes*)	-43.38%	1.66%	0.80%

(a) The Fund commenced operations on March 31, 2008. The returns shown for periods prior to March 31, 2008 include the returns of the Shares Class shares of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be lower.

* In calculating the MSCI AC Asia Pacific Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI AC Asia Pacific Index (ND) and MSCI EAFE Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties. Effective August 31, 2009, the Fund changed its benchmark from the MSCI AC Asia Pacific Index (GD) to the MSCI AC Asia Pacific Index (ND). The Advisor believes that the MSCI AC Asia Pacific Index (ND) better reflects how dividends paid to the Fund on foreign securities generally are treated.

Shareholders should retain this Supplement for future reference.

INT-47/22818-0809

COLUMBIA FUNDS SERIES TRUST I

Columbia Pacific/Asia Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class Z Shares Prospectus dated August 1, 2009

Effective August 31, 2009, the Fund will compare its performance to the net dividends version (“ND version”) of its benchmark, the MSCI All Country Asia Pacific Index, rather than to the gross dividends version (“GD version”) currently reflected in the Fund’s prospectus.

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI All Country Asia Pacific Index” are replaced with “MSCI All Country Asia Pacific Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sales of Fund shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) All Country (AC) Asia Pacific Index (ND) and the MSCI EAFE (Europe, Australasia & Far East) Index (ND). The MSCI AC Asia Pacific Index (ND) is a widely accepted index which tracks the performance of stocks traded on stock exchanges in Pacific Basin countries, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand that is free float-adjusted and designed to capture equity market performance in the Asia Pacific region. The MSCI EAFE Index (ND) is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	10 years
Class Z shares returns before taxes	-40.30%(a)	0.68%(a)	3.37%(a)
Class Z shares returns after taxes on distributions	-41.59%(a)	-0.64%(a)	2.46%(a)
Class Z shares returns after taxes on distributions and sale of Fund shares	-23.14%(a)	1.20%(a)	3.10%(a)
MSCI AC Asia Pacific Index (ND) (reflects no deductions for fees, expenses or taxes*)	-41.85%	2.46%	2.60%
MSCI AC Asia Pacific Index (GD) (reflects no deductions for fees, expenses or taxes*)	-41.62%	2.79%	2.90%
MSCI EAFE Index (ND) (reflects no deductions for fees, expenses or taxes*)	-43.38%	1.66%	0.80%

(a) The Fund commenced operations on March 31, 2008. The returns shown for periods prior to March 31, 2008 include the returns of the Shares Class shares of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to March 31, 2008 would be higher.

* In calculating the MSCI AC Asia Pacific Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI AC Asia Pacific Index (ND) and MSCI EAFE Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties. Effective August 31, 2009, the Fund changed its benchmark from the MSCI AC Asia Pacific Index (GD) to the MSCI AC Asia Pacific Index (ND). The Advisor believes that the MSCI AC Asia Pacific Index (ND) better reflects how dividends paid to the Fund on foreign securities generally are treated.

Shareholders should retain this Supplement for future reference.

INT-47/22819-0809